Basis Of Preparation_According To The Financial Assessment The Group Owns Loss Allowance(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Liabilities Abstract[Abstract]
changes in the credit risk of that liability	₩ 10,438
The amount of change in the fair value of the financial liabilities designated at fair value through profit or loss in applying IFRS 9	₩ 10,078,288	₩ 10,979,326